CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $	$ 1,867	$ 1,415
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	35,336,728	34,712,261
Ordinary shares, shares outstanding	34,520,728	33,896,261
Treasury stock, shares	816,000	816,000